COMMITMENTS (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	May 01, 2018	Apr. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments
Lease Term		3 years
Annual operating costs		$ 28,800	$ 1,044,863	$ 133,379	$ 147,137
Office support services expenses	$ 1,000